Other liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Other liabilities [Abstract]
Financial liabilities		R$ 62,598,235	R$ 62,439,512
Credit card transactions	[1]	22,887,885	26,163,066
Foreign exchange transactions	[2]	19,801,468	17,085,029
Loan assignment obligations		8,058,619	8,454,076
Capitalization bonds		8,186,955	7,562,974
Securities trading		3,321,219	2,317,155
Liabilities for acquisition of assets - financial leases (Note 43a)		342,089	857,212
Other liabilities		34,157,435	35,377,312
Third party funds in transit	[3]	7,135,635	7,211,038
Provision for payments		8,266,532	8,743,428
Sundry creditors		3,137,923	3,205,800
Shares		4,966,975	4,524,457
Other taxes payable		1,757,283	1,466,306
Liabilities for acquisition of assets and rights		1,206,376	1,480,777
Other		7,686,711	8,745,506
Total		R$ 96,755,670	R$ 97,816,824

[1]	Refers to amounts payable to merchants;
[2]	Mainly refers to the institution's sales in foreign currency to customers and its right's in domestic currency, resulting from exchange sale operations;
[3]	Mainly refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.